Going Concern (Details Narrative) - Image P2P Trading Group Limited [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ 129,040	$ 146,833	$ 508,367	$ 531,436	$ 1,196,542	$ 349,234
Working capital deficit	$ 6,000,000		6,000,000		5,935,892	2,448,576
Net cash used in operating activities			$ 1,321,412	$ 211,784	$ 230,551	$ (1,157,718)